STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year	3 years 1 month 24 days
Warrants outstanding at end of the year	4 years 5 months 5 days
Common Stock Warrants
Number of shares
Warrants outstanding at beginning of the year	28,161
Issued	2,585,923
Exercised	(71,429)
Warrants outstanding at end of the year	2,542,655
Exercise Price per Share		$ 70.00
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year	$ 70.00
Issued	6.01
Exercised	0.35
Warrants outstanding at end of the year	6.89
Common Stock Warrants | Minimum
Number of shares
Exercise Price per Share	0.35
Common Stock Warrants | Maximum
Number of shares
Exercise Price per Share	$ 70.00
Pre Funded Warrants
Number of shares
Warrants outstanding at beginning of the year	61,945
Exercised	(358)
Warrants outstanding at end of the year	61,587
Exercise Price per Share	$ 0.35
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year	0.35
Warrants outstanding at end of the year	$ 0.35